Accounts Payable	3 Months Ended
Sep. 30, 2011
Accounts Payable [Abstract] (Deprecated 2009-01-31)
Accounts Payable	6. Accounts Payable The accounts payable balance includes $43,000 of related party transactions for board of directors’ fees as of September 30, 2011 and June 30, 2011.